Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-39630
Entity Registrant Name	MOONLAKE IMMUNOTHERAPEUTICS
Entity Central Index Key	0001821586
Entity Tax Identification Number	98-1711963
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Dorfstrasse 29
Entity Address, City or Town	Zug
Entity Address, Country	CH
Entity Address, Postal Zip Code	6300
City Area Code	41
Local Phone Number	415108022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	MLTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false